Significant Accounting Policies - Software Costs (Details) - Capitalized software - Maximum	Dec. 31, 2023
Intangible assets
Amortization period	3 years
Cost of sales
Intangible assets
Amortization period	3 years
SG&A expense or Cost of sales
Intangible assets
Amortization period	3 years